July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Muni Active ETF | HIMU | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.2%
TimberHp By Go Lab, Inc.(a)(b)	622,265	$ 4,175,398
Industrial REITs(b) — 0.0%
ESC Sumter County Industrial Development Authority(a)	250,000	—
Sumter County Industrial Development Authority	7,390	64,998
		64,998
Total Common Stocks — 0.2% (Cost: $170,474)		4,240,396

	Par (000)
Corporate Bonds
Ground Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(c)	$5,494	3,571,097
Total Corporate Bonds — 0.2% (Cost: $4,023,587)		3,571,097
Municipal Bonds
Alabama — 3.4%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(c)(d)	4,435	4,428,209
Black Belt Energy Gas District, RB(d)
Series A, 5.25%, 01/01/54	4,770	5,061,525
Series A, 5.25%, 05/01/56	4,855	4,941,493
Series F, 5.50%, 11/01/53	1,825	1,915,674
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	895	733,171
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	2,230	2,263,869
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(d)	2,065	2,204,430
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(d)	5,620	6,121,616
MidCity Improvement District, SAB
4.50%, 11/01/42	745	614,539
4.75%, 11/01/49	795	636,950
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	14,630	13,242,563
Series B, AMT, 4.75%, 12/01/54	16,250	14,184,157
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(d)	4,200	4,262,166
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(c)	1,110	1,087,753
		61,698,115
Arizona — 2.1%
Arizona Industrial Development Authority, RB(c)
7.10%, 01/01/55	4,450	4,471,750
Series A, 5.00%, 12/15/39	150	142,834
Series A, 5.00%, 07/01/49	1,440	1,254,987
Series A, 5.00%, 07/01/54	1,110	939,456
Series B, 5.13%, 07/01/47	420	377,961
Series B, 5.25%, 07/01/51	570	513,702
Sustainability Bonds, 5.00%, 07/01/45	1,135	1,013,786
Security	Par (000)	Value
Arizona (continued)
Arizona Industrial Development Authority, RB(c) (continued)
Sustainability Bonds, 5.00%, 07/01/55	$1,215	$ 1,021,283
Arizona Industrial Development Authority, Refunding RB(c)
5.50%, 07/01/52	2,970	2,625,954
Series A, 5.00%, 07/01/26	175	176,880
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	275	227,737
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	646,300
5.25%, 07/01/49	870	731,386
Industrial Development Authority of the County of Pima, Refunding RB(c)
4.00%, 06/15/51	6,995	5,108,888
5.00%, 07/01/56	1,255	973,485
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(c)	1,340	1,226,410
Maricopa County Industrial Development Authority, RB
7.38%, 10/01/29(c)	4,000	4,127,248
5.25%, 10/01/40(c)	1,255	1,120,247
5.50%, 10/01/51(c)	1,255	1,059,137
Series A, 3.00%, 09/01/51	2,995	1,926,336
AMT, 4.00%, 10/15/47(c)	675	523,568
Sierra Vista Industrial Development Authority, RB(c)
5.00%, 06/15/34	150	155,205
5.38%, 06/15/34	225	228,800
5.00%, 06/15/44	1,340	1,218,687
6.00%, 06/15/44	545	515,478
5.00%, 06/15/54	1,485	1,259,152
6.30%, 06/15/54	890	896,508
5.75%, 06/15/64	3,100	2,865,517
		37,348,682
Arkansas — 0.9%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 7.38%, 07/01/48(c)	7,700	8,374,971
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,043,239
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(c)	5,100	5,414,412
		15,832,622
California — 7.7%
California Housing Finance Agency, RB, M/F Housing, Series P-S, 8.00%, 07/01/67(c)(d)	5,905	5,751,203
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(c)(d)	63,630	56,630,700
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,068,081
California Municipal Finance Authority, RB(c)
Series A, 5.00%, 05/01/34	275	286,462
Series A, 5.50%, 05/01/44	350	341,766
Series A, 5.75%, 05/01/54	435	420,943
Series A, 5.88%, 05/01/59	190	191,090
California Municipal Finance Authority, RB, M/F Housing, Series A-S, 8.00%, 09/01/55(c)(d)	2,390	2,360,367
California Municipal Finance Authority, ST
Series A, 5.00%, 09/01/44	325	318,694

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
California Municipal Finance Authority, ST (continued)
Series A, 5.00%, 09/01/49	$675	$ 637,900
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(c)	7,445	6,542,525
California School Finance Authority, RB(c)
Series A, 7.00%, 06/01/54	1,780	1,606,805
Series B, 9.00%, 06/01/34	180	183,198
California Statewide Communities Development Authority, RB, M/F Housing, 03/01/68(e)	2,990	2,946,734
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(c)(f)	65,000	4,457,391
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	8,000	8,094,136
Series D, AMT, Subordinate, 4.00%, 05/15/51	16,285	13,531,751
CSCDA Community Improvement Authority, RB, M/F Housing(c)
Series A, 3.00%, 09/01/56	5,550	3,620,788
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,715,257
Sustainability Bonds, 4.00%, 07/01/56	1,660	1,240,514
Sustainability Bonds, 4.00%, 07/01/58	1,405	901,340
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	874,837
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(f)	138,035	13,222,116
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(c)(g)	4,420	2,041,352
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(f)	13,205	5,945,809
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/49	1,030	987,328
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,965	1,614,987
		138,534,074
Colorado — 5.1%
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(c)	2,335	1,955,460
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54	1,780	1,763,866
Canyons Metropolitan District No. 5, Refunding GOL, Series B, 6.50%, 12/15/54	1,625	1,603,759
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,466,922
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(c)	820	719,802
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(c)	11,650	11,666,170
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(c)	730	721,740
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	793,351
5.25%, 11/01/52	1,630	1,625,568
Series A, 5.00%, 05/15/35	1,255	1,062,649
Series A, 5.00%, 05/15/44	1,415	1,053,373
Series A, 5.00%, 05/15/49	2,175	1,542,892
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,252	1,118,819
Security	Par (000)	Value
Colorado (continued)
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	$6,560	$ 5,885,534
Series B, 8.00%, 12/15/54	1,710	1,713,591
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,403,225
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	700	699,638
Four Corners Business Improvement District, GOL, 6.00%, 12/01/52	2,000	1,983,971
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(c)	1,100	1,008,692
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	2,615	2,636,205
Haymeadow Metropolitan District No. 1, GOL, Series A, 6.13%, 12/01/54	1,625	1,596,619
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,345	2,330,338
Horizon Metropolitan District No. 2, GOL, 4.50%, 12/01/51(c)	1,675	1,236,906
Independence Metropolitan District No. 3, GOL, Series B, 7.13%, 12/15/54	654	651,792
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	2,219	2,093,839
Jefferson Center Metropolitan District No. 1, RB, Series A-2, 4.38%, 12/01/47	1,000	818,768
Karl’s Farm Metropolitan District No. 2, GOL(c)(h)
Series A, 5.38%, 09/01/25	515	531,553
Series A, 5.63%, 09/01/25	1,350	1,393,669
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	1,810	1,316,375
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(c)	8,250	7,588,409
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	1,969,513
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	730,458
North Range Metropolitan District No. 3, GOL, Series A, 5.25%, 12/01/50	1,000	956,868
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(c)	3,000	3,017,393
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 0.00%, 12/15/54(c)(g)	2,595	2,305,095
Poudre Heights Valley Metropolitan District, GOL, Series A, 5.50%, 12/01/54(c)	975	835,112
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	1,224	1,167,835
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(f)	12,227	7,510,925
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,448	1,050,362
Riverpark Metropolitan District/Arapahoe County, GOL
6.00%, 12/01/42	650	620,090
6.38%, 12/01/54	1,000	943,253
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,302,544
Sojourn at Idlewild Metropolitan District, GOL, Series A, 6.13%, 12/01/55(c)	1,000	966,717
St. Vrain Lakes Metropolitan District No. 4, GOL, CAB, Series A, 0.00%, 09/20/54(c)(g)	2,700	1,919,462
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	$501	$ 496,398
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	2,595	2,272,756
Westcreek Metropolitan District No. 2, GOL, Series A, 5.38%, 12/01/48	785	706,305
		91,754,581
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45(c)	845	736,221
Series A, 5.00%, 01/01/55(c)	1,500	1,192,218
Series A, Sustainability Bonds, 5.38%, 07/01/54	2,915	2,727,956
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	10,165	10,089,263
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	1,325	1,294,400
Series A, 6.25%, 10/01/60	920	861,484
		16,901,542
Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(c)	3,607	3,336,308
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	924,835
Town of Bridgeville Delaware, ST(c)
5.25%, 07/01/44	135	129,371
5.63%, 07/01/53	315	300,407
Town of Milton Delaware, ST(c)
5.70%, 09/01/44	600	592,197
5.95%, 09/01/53	1,000	990,769
		6,273,887
District of Columbia — 2.1%
District of Columbia Tobacco Settlement Financing Corp., RB(f)
Series A, 0.00%, 06/15/46	61,960	14,889,075
Series B, 0.00%, 06/15/46	43,620	9,849,662
Series C, 0.00%, 06/15/55	57,200	5,125,677
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	275	284,328
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	962,957
District of Columbia, Refunding RB, 5.00%, 06/01/46	2,205	2,050,548
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, 0.00%, 10/01/30(f)	3,005	2,549,904
Series B, Subordinate, 4.00%, 10/01/49	2,170	1,808,808
		37,520,959
Florida — 13.9%
Alachua County Health Facilities Authority, RB, 4.00%, 12/01/49	2,560	2,097,979
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(c)(d)	1,250	1,232,835
Antillia Community Development District, SAB
5.00%, 05/01/31	220	222,955
5.60%, 05/01/44	570	572,399
Avenir Community Development District, SAB, 4.75%, 11/01/50(c)	520	520,749
Babcock Ranch Community Independent Special District, SAB, Series 2022, 5.00%, 05/01/42	1,570	1,490,077
Security	Par (000)	Value
Florida (continued)
Bella Collina Community Development District, SAB
5.00%, 05/01/44	$180	$ 166,064
5.30%, 05/01/55	550	492,908
Bellehaven Community Development District, SAB
5.80%, 05/01/45	1,420	1,389,112
6.05%, 05/01/55	520	504,106
Berry Bay II Community Development District, SAB
Series 2024, 5.20%, 05/01/44	550	528,481
Series 2024, 5.45%, 05/01/54	255	239,454
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,040	995,266
Brevard County Health Facilities Authority, Refunding RB(c)
4.00%, 11/15/45	4,040	3,014,396
4.00%, 11/15/55	5,960	3,997,977
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	400	382,670
5.88%, 05/01/54	975	909,000
Series 2022, 5.63%, 05/01/42	740	748,681
Series 2022, 5.75%, 05/01/52	495	490,408
Capital Projects Finance Authority, RB(c)
6.13%, 06/15/44	210	203,203
6.50%, 06/15/54	275	267,851
Series A-1, 7.50%, 06/15/65	3,405	3,351,296
Series B-1, 9.00%, 06/15/42	420	419,661
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,110	2,069,766
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(c)	2,220	2,122,219
4.88%, 06/15/56(c)	6,670	5,096,942
Series A, 5.00%, 06/15/49(c)	500	420,420
Series A, 5.75%, 06/01/54(c)	1,925	1,398,860
Series A, 5.00%, 12/15/54	1,050	893,500
Series B, 0.00%, 01/01/35(f)	2,920	1,643,585
Series B, 0.00%, 01/01/60(f)	64,500	4,436,754
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(c)(f)	29,885	2,186,223
Capital Trust Authority, RB(c)
Series A, 5.00%, 07/01/44	680	611,863
Series A, 5.25%, 07/01/54	1,190	1,045,614
Capital Trust Authority, Refunding RB(c)
Series A, 4.75%, 06/15/40	405	375,022
Series A, 5.13%, 06/15/50	375	333,997
Series A, 5.25%, 06/15/59	525	458,855
Celebration Pointe Community Development District No. 1, SAB, 5.00%, 05/01/34(b)(i)	1,180	961,700
Central Parc Community Development District, SAB
5.70%, 05/01/44	750	723,423
6.00%, 05/01/54	650	641,721
City of Fort Lauderdale Florida, SAB, 4.00%, 07/01/42(c)	760	654,932
Coastal Ridge Community Development District, SAB
5.75%, 05/01/45	2,205	2,185,568
6.00%, 05/01/55	1,700	1,663,107
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	545	534,264
County of Lake Florida, RB, 5.00%, 01/15/49(c)	825	693,040
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(f)
Series A-2, 0.00%, 10/01/48	5,125	1,459,441
Series A-2, 0.00%, 10/01/49	1,770	472,042

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Crossings Community Development District, SAB, 5.60%, 05/01/54	$530	$ 508,604
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	372,294
Curiosity Creek Community Development District, SAB(c)
5.40%, 05/01/44	365	353,257
5.70%, 05/01/55	600	563,570
Cypress Creek Reserve Community Development District, SAB
5.75%, 05/01/45	570	562,789
6.00%, 05/01/56	1,150	1,124,074
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	2,810	2,781,429
East Nassau Stewardship District, SAB, 05/01/56(e)	5,000	5,001,250
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	618,904
Series A-1, 4.60%, 05/01/52	1,090	907,462
Series A-2, 4.40%, 05/01/32	2,200	2,118,993
Escambia County Health Facilities Authority, Refunding RB
3.00%, 08/15/50	10,000	6,689,306
4.00%, 08/15/50	6,530	5,147,311
Florida Development Finance Corp., RB
5.25%, 06/01/55(c)	2,830	2,513,786
Series A, 5.75%, 06/15/29(c)	635	635,661
Series A, 6.00%, 06/15/34(c)	835	835,557
Series A, 4.00%, 06/15/52	2,875	2,218,630
Series A, 5.00%, 06/15/56	1,525	1,370,122
Series A, 5.13%, 06/15/55(c)	10,455	8,366,879
Series B, 4.50%, 12/15/56(c)	5,945	4,172,987
Series C, 5.75%, 12/15/56(c)	2,030	1,622,293
AMT, 5.00%, 05/01/29(c)	3,550	3,576,968
AMT, 6.13%, 07/01/32(c)(d)	5,000	5,050,800
Class A, AMT, 4.38%, 10/01/54(c)(d)	2,275	2,254,341
Series A, AMT, 12.00%, 07/15/59(b)(c)(d)(i)	15,025	9,315,500
Florida Development Finance Corp., Refunding RB
Series A, 4.00%, 06/01/46(c)	1,700	1,313,955
Series A, 4.00%, 06/01/55(c)	2,750	1,927,868
AMT, 12.00%, 07/15/32(b)(c)(d)(i)	1,975	1,185,000
AMT, 5.00%, 07/01/44	13,660	12,980,893
AMT, 5.25%, 07/01/47	2,400	2,280,000
AMT, 5.25%, 07/01/53	6,900	6,520,500
Gardens at Hammock Beach Community Development District, SAB
Series 1, 4.80%, 05/01/31	195	196,408
Series 1, 5.38%, 05/01/44	305	299,240
Series 1, 5.65%, 05/01/54	520	502,624
Series 2, 5.00%, 05/01/31	270	271,105
Series 2, 5.60%, 05/01/44	995	967,586
Series 2, 5.88%, 05/01/55	360	344,171
Gas Worx Community Development District, SAB, 6.00%, 05/01/57(c)	1,800	1,730,299
GIR East Community Development District, SAB
4.30%, 05/01/32	500	501,373
5.30%, 05/01/45	1,000	924,505
5.50%, 05/01/55	1,750	1,573,782
Golden Gem Community Development District, SAB
5.70%, 05/01/44	2,900	2,867,439
6.00%, 05/01/55	1,010	983,836
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	910	804,846
Security	Par (000)	Value
Florida (continued)
Grand Oaks Community Development District, SAB (continued)
4.50%, 05/01/52	$1,015	$ 834,562
Greenbriar Community Development District, SAB
5.65%, 05/01/45	585	577,768
5.88%, 05/01/54	705	682,033
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	125	122,385
5.55%, 05/01/45(c)	780	752,440
6.15%, 05/01/54	865	843,289
5.75%, 05/01/55(c)	1,165	1,095,327
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(c)	890	817,354
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	5,000	4,304,889
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	635	633,938
Hyde Park Community Development District No. 1, SAB
Series A, 4.75%, 05/01/31	290	291,642
Series A, 5.35%, 05/01/44	425	415,749
Series A, 5.63%, 05/01/55	690	662,534
Ibis Landing Community Development District, SAB
5.70%, 06/15/45	365	360,676
5.88%, 06/15/55	475	458,490
Kings Creek I Community Development District, SAB
5.75%, 05/01/45	795	780,795
6.00%, 05/01/55	795	769,544
Lakes of Sarasota Community Development District, SAB
Series A, 4.75%, 05/01/31	355	357,012
Series A, 5.30%, 05/01/44	425	413,290
Series A, 5.60%, 05/01/55	695	664,916
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	995	1,027,390
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(c)	120	121,247
4.63%, 05/01/31	215	215,383
4.88%, 05/01/35	265	261,753
5.50%, 05/01/39(c)	100	100,591
5.30%, 05/01/44	385	374,390
4.88%, 05/01/45	530	479,277
5.13%, 05/01/46	830	780,738
5.65%, 05/01/48(c)	130	129,049
4.50%, 05/01/49	805	675,673
4.00%, 05/01/52	790	593,981
5.55%, 05/01/54	180	171,367
Series 1A, 5.00%, 05/01/38	1,175	1,169,022
Series 1A, 5.10%, 05/01/48	2,530	2,403,291
Series 1B, 4.75%, 05/01/29	750	754,546
Series 1B, 5.45%, 05/01/48	1,930	1,867,056
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	985	993,510
Lowery Hills Community Development District, SAB(c)
5.63%, 05/01/45	565	539,994
5.85%, 05/01/55	780	728,171
LT Ranch Community Development District, SAB
5.50%, 05/01/44	795	791,496
5.85%, 05/01/54	600	596,463
LTC Ranch West Residential Community Development District, Refunding SAB
Series AA4, 5.38%, 05/01/44	345	319,644
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
LTC Ranch West Residential Community Development District, Refunding SAB (continued)
Series AA4, 5.65%, 05/01/54	$1,250	$ 1,155,794
LTC Ranch West Residential Community Development District, SAB
Series AA2, 5.70%, 05/01/44	185	178,306
Series AA2, 6.00%, 05/01/54	250	237,809
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	605	581,329
5.50%, 05/01/54	905	856,061
Marion Ranch Community Development District, SAB
5.10%, 05/01/31	220	223,641
5.70%, 05/01/44	595	601,573
5.95%, 05/01/54	230	230,689
Midtown Miami Community Development District, Refunding SAB, Series A, 5.00%, 05/01/37	890	875,002
Newfield Community Development District, SAB
5.63%, 05/01/45	1,805	1,771,662
5.90%, 05/01/56	1,150	1,114,937
Normandy Community Development District, SAB, 5.55%, 05/01/54(c)	1,510	1,438,744
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	205	207,972
Series A, 6.00%, 05/01/54	360	362,594
North River Ranch Community Development District, SAB, Series A-2, 4.20%, 05/01/35	220	205,180
Orange County Health Facilities Authority, Refunding RB, Series A, 4.50%, 10/01/56	5,150	4,596,239
Palm Beach County Health Facilities Authority, RB, 5.75%, 11/01/50	790	800,258
Parrish Lakes Community Development District, SAB
5.00%, 05/01/31	415	415,518
5.50%, 05/01/44	950	903,896
5.80%, 05/01/54	300	281,462
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	480	488,605
5.88%, 05/01/54	375	374,091
6.05%, 05/01/54	900	909,526
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	433,754
5.25%, 05/01/52	1,650	1,517,873
Reflection Bay Community Development District, SAB
5.63%, 05/01/45	450	440,313
5.88%, 05/01/55	750	721,861
Reunion East Community Development District, SAB, Series 2021, 4.00%, 05/01/51	2,685	2,039,088
Sandridge Community Development District, SAB, Series A1, 4.00%, 05/01/51	600	478,476
Sarasota County Public Hospital District, RB, 4.00%, 07/01/52	5,200	4,228,378
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,138,553
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(c)	955	900,361
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	331,430
Security	Par (000)	Value
Florida (continued)
Solaeris Community Development District, SAB, 6.30%, 05/01/56(c)	$3,000	$ 2,888,108
Somerset Bay Community Development District, SAB(c)
4.85%, 05/01/31	305	303,622
5.63%, 05/01/44	925	887,431
5.90%, 05/01/54	905	844,155
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	415	274,204
Southern Groves Community Development District No. 5, SAB
4.00%, 05/01/30	175	172,605
4.30%, 05/01/40	820	766,221
4.50%, 05/01/46	600	518,714
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	466,728
Tradition Community Development District No. 9, SAB
5.40%, 05/01/45	555	525,989
5.65%, 05/01/56	775	719,285
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	670,700
5.50%, 05/01/49	1,685	1,637,110
Two Rivers West Community Development District, SAB
Series 2024, 4.80%, 05/01/31	220	221,588
Series 2024, 5.63%, 05/01/44	750	723,646
Series 2024, 5.88%, 05/01/54	895	892,830
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,195	3,234,285
5.50%, 05/01/53	2,380	2,413,489
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	2,680	2,622,520
West Villages Improvement District, SAB
4.75%, 05/01/39	885	831,173
5.38%, 05/01/44	495	485,658
5.00%, 05/01/50	1,415	1,288,434
5.63%, 05/01/54	355	341,915
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	640	615,243
		251,497,876
Georgia — 1.0%
Atlanta Development Authority, TA(c)
Series A, 5.00%, 04/01/34	1,720	1,699,446
Series A, 5.50%, 04/01/39	2,640	2,627,147
Brookhaven Development Authority, RB, Series A, 4.00%, 07/01/44	4,000	3,508,113
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(c)	690	660,347
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	875	590,625
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(d)	2,000	2,103,785
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 01/01/49	5,235	5,014,748
Series A, 5.00%, 07/01/52	2,765	2,708,423
		18,912,634
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.50%, 09/01/33	375	330,865

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Idaho (continued)
Idaho Housing & Finance Association, RB(c)
Series A, 6.00%, 07/01/39	$370	$ 373,206
Series A, 6.00%, 07/01/49	595	564,016
Series A, 6.00%, 07/01/54	570	534,234
Series A, 6.95%, 06/15/55	1,540	1,590,716
Series C, 5.00%, 12/01/46	1,000	904,301
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	265,556
		4,562,894
Illinois — 4.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	4,650	4,364,537
Series D, 5.00%, 12/01/46	800	723,154
Chicago Board of Education, Refunding GO, Series B, 4.00%, 12/01/41	1,905	1,600,958
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
Series A, 5.00%, 12/01/49	4,640	4,521,528
Series A, 2nd Lien, 5.00%, 12/01/57	5,550	5,353,141
City of Chicago Illinois, GO
Series A, 5.00%, 01/01/42	14,350	13,981,879
Series A, 5.00%, 01/01/44	17,425	16,651,501
Series F, 6.00%, 01/01/55	1,095	1,119,230
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	2,050	1,956,471
6.63%, 06/01/55	3,800	3,579,372
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	4,500	4,359,454
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	315	315,076
08/01/35(e)	1,190	1,179,659
6.13%, 02/01/45	600	600,015
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	4,640	4,620,741
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	7,914,897
Village of Lincolnwood Illinois, COP, Series B, 5.75%, 12/01/43(c)	935	941,599
		73,783,212
Indiana — 0.5%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(c)	635	650,130
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	2,785	3,043,185
Indiana Finance Authority, Refunding RB
Series A, 5.25%, 03/01/50	1,725	1,634,835
Series A, 5.38%, 03/01/55	2,035	1,938,640
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53	1,850	1,889,053
		9,155,843
Security	Par (000)	Value
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	$2,350	$ 2,209,217
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	874,566
		3,083,783
Kansas(c) — 0.1%
City of Shawnee Kansas, RB
5.00%, 08/01/41	770	688,637
5.00%, 08/01/56	1,900	1,496,448
		2,185,085
Kentucky(c) — 0.5%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	2,435	2,129,611
Series B, AMT, 4.45%, 01/01/42	2,540	2,270,692
Series B, AMT, 4.70%, 01/01/52	6,000	5,182,851
		9,583,154
Louisiana — 1.3%
Louisiana Public Facilities Authority, RB
6.00%, 06/15/59(c)	1,750	1,680,246
Series A, 5.25%, 06/01/60(c)	4,940	3,702,847
Series A, 6.50%, 06/01/62(c)	855	772,719
AMT, 5.75%, 09/01/64	4,910	4,965,161
AMT, 5.00%, 09/01/66	7,000	6,406,429
Class R2, AMT, 6.50%, 10/01/53(c)(d)	2,160	2,283,609
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40(c)	3,160	3,328,058
		23,139,069
Maine — 0.8%
Finance Authority of Maine, RB
9.50%, 12/31/32(e)	—	—
8.50%, 06/01/35	5,000	4,148,280
Series A, 8.50%, 06/01/32	1,250	1,244,492
Series B, 9.50%, 06/01/32	1,250	1,252,107
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(c)(d)	1,300	1,249,406
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(c)	8,100	7,143,039
		15,037,324
Maryland — 1.2%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	253,232
5.00%, 06/01/51	780	746,480
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/46	1,500	1,417,652
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	8,270	7,496,772
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	4,805	3,774,221
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(c)	8,165	8,204,571
		21,892,928
Massachusetts — 0.3%
Massachusetts Development Finance Agency, RB
Series A-1, 6.38%, 07/15/45(c)	3,375	3,309,968
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued)
Series D, Sustainability Bonds, 4.00%, 07/01/45	$715	$ 565,616
Massachusetts Development Finance Agency, Refunding RB(c)
4.13%, 10/01/42	855	742,187
5.00%, 10/01/57	1,900	1,710,071
		6,327,842
Michigan — 0.5%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	160	144,555
Michigan Finance Authority, Refunding RB, Series 2, 4.00%, 03/01/51	3,000	2,504,325
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	261,680
AMT, 5.00%, 12/31/43	2,030	1,900,529
AMT, Sustainability Bonds, 4.00%, 10/01/61(d)	4,450	4,402,290
		9,213,379
Minnesota — 0.2%
City of Eagan Minnesota, RB, Series A, 6.38%, 02/01/55(c)	245	219,290
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,790	2,697,706
		2,916,996
Missouri — 0.4%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.88%, 06/15/34	360	350,220
Series A, 4.38%, 11/15/35	1,020	933,298
Series A, 5.75%, 06/15/54	1,665	1,614,432
Kansas City Industrial Development Authority, RB
Series A-1, 5.00%, 06/01/46(c)	965	871,512
Series A-1, 5.00%, 06/01/54(c)	625	545,026
Series C, 7.50%, 11/15/46(b)(i)	425	324,685
Kansas City Industrial Development Authority, Refunding RB(b)(i)
Class B, 5.00%, 11/15/46	772	508,223
Class D, 2.00%, 11/15/46	345	15,745
Kansas City Land Clearance Redevelopment Authority, TA, Series B, 5.00%, 02/01/40(c)	1,240	1,198,491
		6,361,632
Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No. 613, SAB
5.25%, 12/01/47	440	410,774
5.50%, 12/01/53	250	237,033
City of Reno Nevada, SAB(c)
5.00%, 06/01/41	825	775,692
5.13%, 06/01/47	1,000	906,633
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/45	1,460	1,448,729
		3,778,861
New Hampshire — 2.5%
New Hampshire Business Finance Authority, RB
5.38%, 12/01/31(c)	3,925	3,929,427
5.95%, 12/01/31(c)	1,485	1,521,771
5.88%, 12/15/33(c)	4,511	4,537,318
5.25%, 12/01/35(c)	6,429	6,425,397
5.38%, 12/15/35(c)	5,761	5,692,864
Series A, 4.13%, 08/15/40	1,435	1,247,096
Series A, 4.25%, 08/15/46	1,610	1,293,940
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB (continued)
Series A, 4.50%, 08/15/55	$3,350	$ 2,633,347
New Hampshire Business Finance Authority, RB, CAB(c)(f)
0.00%, 04/01/32	1,755	1,175,383
0.00%, 12/15/33	14,330	8,660,810
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	2,820	2,833,849
Series 2025, 5.15%, 09/28/37	5,585	5,460,134
		45,411,336
New Jersey — 0.8%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(c)	4,855	4,896,600
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(h)	2,060	2,230,726
Series A, 5.00%, 07/01/37	375	366,889
Series A, 5.25%, 11/01/54(c)	3,955	3,263,326
Series B, 6.50%, 04/01/31	1,790	1,864,340
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,653,619
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	1,030	1,000,127
		15,275,627
New York — 5.4%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(b)(i)	3,750	1,935,375
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	2,255	2,228,390
Series A, 5.13%, 07/01/33	620	672,606
Series A, 6.13%, 07/01/43	1,780	1,936,488
Series A, 6.38%, 07/01/53	3,260	3,481,834
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(c)	2,065	2,064,525
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	445,548
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/51	5,000	4,798,165
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	3,190	2,846,700
Series C-1A, 4.30%, 11/01/47	4,655	4,122,844
New York City Transitional Finance Authority, RB, Series E, 5.00%, 11/01/53	5,000	5,026,873
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(c)	3,000	2,958,697
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	4,045	2,789,021
Series 1, 2.75%, 02/15/44	5,320	3,590,274
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,300	1,545,052
New York State Dormitory Authority, Refunding RB
4.25%, 05/01/52	1,645	1,429,057
Series A, 3.00%, 03/15/51	4,200	2,810,879
Series A, 5.00%, 03/15/55	6,380	6,408,187
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	10,000	10,459,457
AMT, 5.63%, 04/01/40	2,215	2,271,556
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	3,898,055
AMT, 4.00%, 04/30/53	2,220	1,706,230

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	$3,665	$ 3,713,551
Suffolk Regional Off-Track Betting Corp., RB
5.00%, 12/01/34	1,570	1,615,763
5.75%, 12/01/44	2,600	2,654,728
6.00%, 12/01/53	3,800	3,862,168
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	8,000	6,915,499
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	1,625	1,415,609
Westchester County Local Development Corp., Refunding RB(c)
5.00%, 07/01/41	3,300	3,040,175
5.00%, 07/01/46	2,205	1,971,436
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	670	533,668
Sub-Series C, 5.13%, 06/01/51	2,000	1,716,478
		96,864,888
North Carolina — 0.2%
North Carolina Turnpike Authority, RB, Series A, 5.00%, 01/01/58	3,985	3,979,567
North Dakota — 0.2%
City of Grand Forks North Dakota, RB, Series A, 5.00%, 12/01/48	1,765	1,733,676
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,736,145
		3,469,821
Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	29,125	23,645,457
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(f)	82,080	7,196,540
Cleveland-Cuyahoga County Port Authority, Refunding RB(c)
Series A, 5.38%, 01/01/39	455	441,765
Series A, 5.88%, 01/01/49	1,095	1,030,748
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,272,858
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	605,189
5.25%, 05/01/40	615	558,904
5.50%, 05/01/50	2,895	2,535,880
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(c)	4,675	4,379,395
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	3,900	3,300,909
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	2,639,140
Ohio Housing Finance Agency, RB, M/F Housing, Series A, 5.70%, 08/01/43(c)	3,500	3,542,018
		51,148,803
Oklahoma — 1.8%
Oklahoma City Airport Trust, ARB, AMT, Junior Lien, 5.00%, 07/01/47	4,575	4,301,273
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(c)	14,215	13,626,853
Series A-2, 7.25%, 09/01/51(c)	1,920	1,840,546
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Development Finance Authority, RB (continued)
Series B, 5.50%, 08/15/52	$2,415	$ 2,289,606
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(c)	1,165	1,014,396
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,055,439
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/40	6,420	6,900,275
Tulsa Municipal Airport Trust Trustees, Refunding RB, Series C, AMT, 5.50%, 12/01/35	1,260	1,244,002
		32,272,390
Oregon — 0.8%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800	730,976
Oregon State Facilities Authority, RB(c)
Series A, 5.00%, 06/15/49	915	759,408
Series A, 5.25%, 06/15/55	505	422,677
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	11,815	11,832,848
		13,745,909
Pennsylvania — 1.7%
Allegheny Community Broadband, Inc., RB(c)
7.75%, 09/01/45	530	510,553
8.00%, 09/01/51	625	604,689
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
Series A, 5.25%, 05/01/32	300	303,572
Series A, 5.25%, 05/01/42	300	285,189
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	6,065	4,717,026
Doylestown Hospital Authority, Refunding RB(c)
5.00%, 07/01/31	485	531,168
5.38%, 07/01/39	1,125	1,219,185
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54	300	270,891
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,000	904,314
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,890	2,889,431
AMT, 5.25%, 06/30/53	4,830	4,538,338
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(d)	1,750	1,761,272
Series C, 5.25%, 12/01/37(d)	3,065	3,084,743
AMT, 5.50%, 11/01/44	5,390	5,355,711
Pennsylvania Higher Education Assistance Agency, RB
Series 1A, 4.75%, 06/01/46	3,240	3,094,210
Sub-Series 1C, AMT, 5.00%, 06/01/51	640	579,063
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	490	506,673
		31,156,028
Puerto Rico — 6.7%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(f)	38,360	1,950,359
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(f)	2,000	202,640
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	3,605	3,839,956
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 5.75%, 07/01/31	$3,402	$ 3,690,678
Series A-1, Restructured, 4.00%, 07/01/41	1,059	925,282
Series A-1, Restructured, 4.00%, 07/01/46	2,017	1,676,532
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(f)	5,283	3,672,638
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(d)(i)	64,022	34,958,361
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300	839,040
Puerto Rico Electric Power Authority, RB
Series A, 7.25%, 07/01/30(b)(i)	250	120,625
Series A, 7.00%, 07/01/33(b)(i)	8,735	4,214,637
Series A, 6.75%, 07/01/36(b)(i)	5,830	2,812,975
Series A, 7.00%, 07/01/40	1,000	482,500
Series A, 5.00%, 07/01/42(b)(i)	1,605	774,412
Series A, 5.05%, 07/01/42(b)(i)	1,080	521,100
Series A, 7.00%, 07/01/43(b)(i)	775	373,937
Series A-1, 10.00%, 07/01/19(b)(i)	230	111,077
Series A-2, 10.00%, 07/01/19(b)(i)	1,161	560,389
Series A-3, 10.00%, 07/01/19(b)(i)	748	360,750
Series B-3, 10.00%, 07/01/19(b)(i)	748	360,750
Series C-1, 5.40%, 01/01/18(b)(i)	2,054	991,140
Series C-2, 5.40%, 07/01/18(b)(i)	2,055	991,300
Series C-3, 5.40%, 01/01/20(b)(i)	208	100,204
Series C-4, 5.40%, 07/01/20(b)(i)	208	100,204
Series CCC, 5.00%, 07/01/22	715	344,988
Series CCC, 5.00%, 07/01/25	620	299,150
Series CCC, 5.25%, 07/01/26(b)(i)	590	284,675
Series CCC, 5.25%, 07/01/28(b)(i)	1,945	938,462
Series D-1, 7.50%, 01/01/20(b)(i)	2,332	1,125,301
Series D-2, 7.50%, 01/01/20(b)(i)	4,430	2,137,443
Series D-4, 7.50%, 07/01/20(b)(i)	709	342,216
Series TT, 5.00%, 07/01/18(b)(i)	900	434,250
Series TT, 5.00%, 07/01/25(b)(i)	3,270	1,577,775
Series TT, 5.00%, 07/01/26(b)(i)	455	219,538
Series WW, 5.50%, 07/01/17(b)(i)	475	229,188
Series WW, 5.50%, 07/01/18(b)(i)	415	200,238
Series WW, 5.50%, 07/01/19(b)(i)	335	161,638
Series WW, 5.38%, 07/01/22(b)(i)	4,500	2,171,250
Series WW, 5.38%, 07/01/24(b)(i)	815	393,237
Series WW, 5.25%, 07/01/25	1,940	936,050
Series WW, 5.25%, 07/01/33(b)(i)	315	151,988
Series WW, 5.50%, 07/01/38(b)(i)	415	200,238
Series XX, 5.25%, 07/01/17(b)(i)	230	110,975
Series XX, 5.25%, 07/01/35(b)(i)	705	340,163
Series XX, 5.75%, 07/01/36(b)(i)	2,870	1,384,775
Series XX, 5.25%, 07/01/40(b)(i)	8,385	4,045,762
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(b)(i)	765	369,112
Series AAA, 5.25%, 07/01/25	3,560	1,717,700
Series AAA, 5.25%, 07/01/28(b)(i)	3,655	1,763,537
Series AAA, 5.25%, 07/01/29(b)(i)	190	91,675
Series UU, 0.00%, 07/01/17(b)(d)(i)	2,660	1,283,450
Series UU, 0.00%, 07/01/18(b)(d)(i)	125	60,313
Series UU, 0.00%, 07/01/20(b)(d)(i)	1,135	547,637
Series UU, 1.00%, 07/01/31(b)(d)(i)	1,345	648,962
Series ZZ, 5.25%, 07/01/19(b)(i)	1,050	506,625
Series ZZ, 5.25%, 07/01/23(b)(i)	370	178,525
Series ZZ, 5.25%, 07/01/24(b)(i)	5,050	2,436,625
Series ZZ, 5.25%, 07/01/25(b)(i)	265	127,863
Series ZZ, 5.00%, 07/01/28(b)(i)	345	166,463
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series ZZ, 5.00%, 12/29/49(b)(i)	$330	$ 159,225
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	680	745,003
Series A-2, AMT, 6.50%, 01/01/42	445	489,882
Series A-2, AMT, 6.75%, 01/01/45	680	744,766
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	11,213	10,022,035
Series A-1, Restructured, 5.00%, 07/01/58	5,871	5,345,012
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,326,953
Series A-2, Restructured, 4.78%, 07/01/58	1,495	1,323,551
Series B-2, Restructured, 4.78%, 07/01/58	626	549,688
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(f)
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,859,020
Series A-1, Restructured, 0.00%, 07/01/46	11,030	3,404,484
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,492,474
		121,021,366
Rhode Island — 0.1%
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(f)	6,280	1,054,007
South Carolina(c) — 1.3%
City of Hardeeville South Carolina, SAB
3.50%, 05/01/32	135	120,259
3.88%, 05/01/41	270	212,418
4.00%, 05/01/52	165	116,884
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51	2,240	2,247,261
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62	1,935	1,736,400
South Carolina Jobs-Economic Development Authority, RB, M/F Housing
6.88%, 03/01/65(d)	14,770	14,337,512
Series A, 6.75%, 12/01/60	4,985	4,905,247
		23,675,981
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/49	1,635	1,279,191
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(c)(f)	3,830	1,567,455
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(d)	7,435	7,955,185
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(d)	6,360	6,703,215
		17,505,046
Texas — 7.0%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(c)(i)	2,340	232,853
Arlington Higher Education Finance Corp., RB(c)
5.63%, 08/15/54	6,260	4,654,423
7.50%, 04/01/62	1,970	1,867,876
7.88%, 11/01/62	1,670	1,676,844
Beaumont Housing Authority, RB, M/F Housing, Series A, 6.50%, 07/01/55(c)	1,270	1,207,921
Central Texas Regional Mobility Authority, Refunding RB(f)
0.00%, 01/01/28	3,000	2,800,461

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB(f) (continued)
0.00%, 01/01/29	$500	$ 451,530
0.00%, 01/01/30	1,330	1,157,494
0.00%, 01/01/31	4,000	3,335,398
City of Anna Texas, SAB(c)
4.88%, 09/15/31	202	203,091
5.50%, 09/15/44	769	756,033
5.75%, 09/15/54	195	191,655
City of Aubrey Texas, SAB(c)
4.38%, 12/31/30	373	369,899
4.63%, 12/31/35	449	433,881
5.38%, 12/31/45	1,000	918,966
5.63%, 12/31/55	1,750	1,586,856
City of Bastrop Texas, SAB(c)
5.38%, 09/01/45	390	372,657
5.63%, 09/01/55	780	736,697
City of Buda Texas, SAB(c)
6.00%, 09/01/55	1,080	1,035,123
6.75%, 09/01/55	2,170	2,011,736
City of Celina Texas, SAB(c)
5.38%, 09/01/45	390	366,179
5.50%, 09/01/45	100	96,121
5.63%, 09/01/55	1,010	938,392
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	156	154,522
6.13%, 09/15/44	450	422,776
6.50%, 09/15/54	767	720,680
City of Crandall Texas, SAB(c)
5.00%, 09/15/41	500	462,810
5.25%, 09/15/45	270	249,977
5.50%, 09/15/55	650	594,237
City of Fate Texas, SAB, 5.75%, 08/15/54(c)	290	276,281
City of Friendswood Texas, SAB, 7.00%, 09/15/54	2,146	2,075,228
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	1,110	1,110,389
Series A, AMT, 4.00%, 07/01/41	3,600	3,089,412
Series B-1, AMT, 5.00%, 07/15/35	5,000	4,997,509
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	5,400	5,398,455
Series C, AMT, 5.00%, 07/15/27	5,525	5,584,381
City of Hutto Texas, SAB(c)
5.13%, 09/01/45	300	274,246
5.38%, 09/01/60	1,000	894,955
City of Marble Falls Texas, SAB(c)
4.63%, 09/01/31	100	99,507
4.88%, 09/01/41	295	273,713
6.38%, 09/01/44	180	165,690
5.13%, 09/01/51	500	453,163
6.63%, 09/01/54	1,140	1,038,371
City of Oak Point Texas, SAB(c)
5.10%, 09/15/44	500	464,744
5.25%, 09/15/54	230	208,021
5.63%, 09/15/54	1,000	922,689
City of Pilot Point Texas, SAB(c)
6.13%, 09/15/45	1,440	1,420,645
6.38%, 09/15/55	595	581,932
City of Princeton Texas, SAB(c)
4.38%, 09/01/31	150	151,120
5.00%, 09/01/44	350	320,881
5.13%, 09/01/44	425	401,016
Security	Par (000)	Value
Texas (continued)
City of Princeton Texas, SAB(c) (continued)
5.38%, 09/01/45	$715	$ 683,580
5.25%, 09/01/54	575	517,312
5.38%, 09/01/54	642	596,424
5.63%, 09/01/55	1,080	1,020,663
City of San Marcos Texas, SAB(c)
3.75%, 09/01/27	156	155,048
4.00%, 09/01/32	237	228,198
4.25%, 09/01/42	750	643,541
4.50%, 09/01/51	520	431,157
City of Seagoville Texas, SAB(c)
5.75%, 09/15/45	625	618,457
6.00%, 09/15/54	295	289,263
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(c)	200	179,514
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(c)	550	515,213
County of Denton Texas, SAB(c)
5.88%, 12/31/45	1,540	1,515,440
6.13%, 12/31/55	2,225	2,193,917
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	1,380	1,214,075
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	535	523,960
Series A, 5.00%, 01/01/43	520	495,774
Series A, 5.13%, 01/01/48	1,535	1,448,473
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,278,009
4.75%, 02/01/45	2,500	2,029,700
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,059,069
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 01/01/55	700	572,194
Series A, 5.00%, 07/01/57	3,000	1,949,946
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	5,000	4,928,155
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(c)	5,580	4,338,449
Newark Higher Education Finance Corp., RB(c)
Series A, 5.50%, 08/15/35	375	375,178
Series A, 5.75%, 08/15/45	735	735,463
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(c)	6,900	6,101,473
Port of Beaumont Navigation District, Refunding RB(c)
Series A, AMT, 3.63%, 01/01/35	3,580	3,093,800
Series A, AMT, 4.00%, 01/01/50	12,530	8,731,606
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	527,745
Series A, 5.00%, 10/01/51	885	658,674
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 11/15/55(e)	2,410	2,380,447
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(c)	4,935	4,468,235
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,598,455
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Water Development Board, RB
4.00%, 10/15/45	$5,215	$ 4,590,924
Series A, 4.38%, 10/15/59	4,765	4,254,016
		127,150,983
Utah — 1.5%
County of Utah, RB, Series A, 3.00%, 05/15/50	940	633,852
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.00%, 06/01/44(c)	1,000	932,088
Mida Mountain Village Public Infrastructure District, TA(c)
Series 1, 5.13%, 06/15/54	2,000	1,831,227
Series 2, 5.75%, 06/15/44	1,500	1,486,899
Ridges Estates Infrastructure Financing District, SAB, 6.25%, 12/01/53(c)	5,352	5,356,436
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(c)	3,850	3,581,701
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(c)	1,320	1,061,587
Utah Housing Corp., RB, S/F Housing
Series A, (GNMA), 4.50%, 01/21/49	983	938,367
Series B, (GNMA), 4.50%, 02/21/49	1,700	1,624,524
Series C, (GNMA), 4.50%, 03/21/49	815	776,575
Series D, (GNMA), 4.50%, 04/21/49	1,749	1,677,006
Series E, (GNMA), 4.50%, 05/21/49	1,080	1,031,555
Series F-G2, (GNMA), 4.50%, 06/21/49	2,052	1,961,257
Series G-G2, (GNMA), 4.50%, 07/21/49	1,290	1,232,163
Series H, (GNMA), 4.50%, 08/21/49	1,107	1,056,750
Series I, (GNMA), 4.50%, 11/21/48	560	534,093
Series J, (GNMA), 4.50%, 12/21/48	798	762,264
Utah Infrastructure Agency, RB
5.50%, 10/15/44	460	465,685
5.50%, 10/15/48	435	434,052
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(c)	485	464,503
		27,842,584
Vermont(c) — 0.6%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,455,318
Series A, 4.50%, 12/01/44	3,695	2,957,825
Series A, 6.88%, 12/01/46	3,630	3,766,658
Series A, 4.50%, 12/01/50	3,000	2,259,349
		11,439,150
Virginia — 1.4%
Ballston Quarter Community Development Authority, TA
Series A, 5.50%, 03/01/46	500	469,415
Series A-1, 5.50%, 03/01/46	1,154	1,123,072
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(g)	4,432	3,750,378
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	1,780	1,499,717
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(c)	1,790	1,493,992
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	1,475	1,564,750
Series C3, 5.25%, 12/01/27	860	860,936
Lower Magnolia Green Community Development Authority, SAB(c)
5.00%, 03/01/35	460	454,369
Security	Par (000)	Value
Virginia (continued)
Lower Magnolia Green Community Development Authority, SAB(c) (continued)
5.00%, 03/01/45	$475	$ 436,564
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,069,297
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	9,850	7,750,768
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	1,800	1,954,361
Series B3, 5.38%, 09/01/29	1,085	1,096,891
Virginia Commonwealth University Health System Authority, RB, Series A, 4.00%, 07/01/54	2,500	2,073,799
		25,598,309
Washington — 0.8%
Washington Economic Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 5.63%, 12/01/40(c)	3,470	3,471,547
Washington State Housing Finance Commission, RB(c)
6.00%, 07/01/59	300	295,387
Series A, 5.00%, 07/01/50	1,240	1,072,422
Series A, 5.75%, 01/01/53	720	634,290
Series A, 5.88%, 01/01/59	585	515,888
Series B2, 3.95%, 07/01/29	2,830	2,831,023
Washington State Housing Finance Commission, Refunding RB
5.00%, 01/01/26(c)	900	901,443
5.75%, 01/01/35(c)	355	354,902
5.00%, 01/01/43(c)	2,000	1,822,006
6.00%, 01/01/45(c)	940	939,583
Series A, 5.00%, 07/01/43	920	890,989
Series A, 5.00%, 07/01/48	620	586,969
		14,316,449
Wisconsin — 6.6%
Public Finance Authority, ARB, AMT, 4.00%, 07/01/41	530	448,808
Public Finance Authority, RB
6.25%, 10/01/31(b)(c)(i)	910	77,350
5.50%, 12/15/32(c)	5,831	5,648,189
5.75%, 12/15/33(c)	12,185	11,861,809
5.00%, 06/15/41(c)	925	719,412
7.00%, 10/01/47(b)(c)(i)	910	77,350
5.63%, 06/15/49(c)	5,810	5,229,102
5.00%, 06/15/53	645	581,851
5.75%, 12/01/54(c)	3,280	3,169,020
5.00%, 06/15/55(c)	2,405	1,601,328
5.00%, 01/01/56(c)	3,790	2,965,644
12/31/65(e)	4,985	5,199,508
Class A, 4.00%, 09/01/51(c)	1,185	829,478
Class A, 6.45%, 04/01/60(c)	1,080	985,548
Series A, 12.00%, 05/16/29(c)	1,895	2,102,327
Series A, 4.25%, 06/15/31(c)	170	159,526
Series A, 5.00%, 06/01/40(c)	750	660,338
Series A, 5.00%, 06/15/41(c)	510	426,255
Series A, 7.75%, 07/01/43(c)	9,100	9,199,802
Series A, 5.00%, 12/15/44(c)	410	365,168
Series A, 6.85%, 11/01/46(b)(c)(i)	1,325	662,500
Series A, 7.00%, 11/01/46(b)(c)(i)	805	402,500
Series A, 5.38%, 07/15/47(c)	1,595	1,490,822
Series A, 5.00%, 06/01/49(c)	1,340	1,056,975
Series A, 5.63%, 06/15/49(c)	7,700	6,813,452
Series A, 5.00%, 06/15/51(c)	1,060	790,744
Series A, 5.25%, 12/01/51(c)	5,280	3,457,424

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 12/15/54(c)	$1,190	$ 997,923
Series A, 5.00%, 06/15/55(c)	11,540	8,726,628
Series A, 4.75%, 06/15/56(c)	2,385	1,815,395
Series A, 7.50%, 07/01/59(c)	7,880	8,630,932
Series A, 7.25%, 01/01/61(c)	6,490	6,647,641
Series A-1, 4.50%, 01/01/35(c)	765	731,301
Series B, 0.00%, 01/01/35(c)(f)	975	548,880
Series B, 0.00%, 01/01/60(c)(f)	31,635	2,176,027
AMT, Sustainability Bonds, 4.00%, 09/30/51	4,000	3,069,065
AMT, Sustainability Bonds, 4.00%, 03/31/56	3,370	2,517,564
Public Finance Authority, RB, CAB(c)(f)
0.00%, 12/15/32	4,428	2,784,865
0.00%, 12/15/37	9,240	4,505,470
0.00%, 12/15/38	2,535	1,134,883
Public Finance Authority, RB, M/F Housing, Series A, 7.13%, 07/01/65(c)(d)	2,740	2,658,062
Public Finance Authority, Refunding RB(c)
5.00%, 05/15/32	980	973,700
5.00%, 03/01/52	1,300	1,143,517
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	1,375	1,383,976
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 01/01/47	2,540	2,033,480
		119,461,539
Total Municipal Bonds — 91.2% (Cost: $1,774,127,944)		1,649,686,757
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
District of Columbia — 0.6%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	10,000	10,120,415
Florida — 1.5%
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55(k)	16,650	16,871,649
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	10,700	10,734,921
		27,606,570
Indiana — 0.8%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series F, 5.25%, 01/01/54	13,185	13,530,205
New York — 3.0%
New York City Transitional Finance Authority, RB, Series H-1, 5.00%, 11/01/50	7,500	7,561,592
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54(k)	13,970	14,030,485
New York State Thruway Authority, RB, 2nd Series, 5.00%, 03/15/59	20,500	20,549,480
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	12,000	12,016,690
		54,158,247
Ohio — 0.9%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50(k)	16,250	16,631,208
Pennsylvania — 2.2%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	12,495	12,763,377
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 149 A, 5.15%, 10/01/50(k)	$20,000	$ 19,948,921
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	7,500	7,363,827
		40,076,125
Texas — 1.1%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	10,000	10,002,197
Sabine-Neches Navigation District, GOL, 5.25%, 02/15/52	10,000	10,057,095
		20,059,292
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.1% (Cost: $186,132,304)		182,182,062
Total Long-Term Investments — 101.7% (Cost: $1,964,454,309)		1,839,680,312

	Shares
Short-Term Securities
	Money Market Funds — 4.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.51%(l)(m)	86,403,804	86,412,444
	Total Short-Term Securities — 4.8% (Cost: $86,412,444)	86,412,444
	Total Investments — 106.5% (Cost: $2,050,866,753)	1,926,092,756
	Other Assets Less Liabilities — 1.3%	23,608,400
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.8)%	(140,859,575)
	Net Assets — 100.0%	$ 1,808,841,581

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	When-issued security.
(f)	Zero-coupon bond.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2032 to October 1, 2043, is $54,313,139.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 105,253,269	$ —	$ (18,840,825)(a)	$ 7,072	$ (7,072)	$ 86,412,444	86,403,804	$ 1,504,154	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ 64,998	$ 4,175,398	$ 4,240,396
Corporate Bonds	—	3,571,097	—	3,571,097
Municipal Bonds	—	1,649,686,757	—	1,649,686,757
Municipal Bonds Transferred to Tender Option Bond Trusts	—	182,182,062	—	182,182,062
Short-Term Securities
Money Market Funds	86,412,444	—	—	86,412,444
Unfunded Commitments(a)	—	—	6,293,290	6,293,290
	$86,412,444	$1,835,504,914	$10,468,688	$1,932,386,046

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $140,184,999 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Portfolio Abbreviation (continued)
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares High Yield Muni Active ETF

Portfolio Abbreviation (continued)
COP	Certificates of Participation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
MTA	Month Treasury Average
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments